Debt - Schedule of Subordinated Debt (Details) - Subordinated Debt Notes - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Amount outstanding	$ 2,250,000	$ 2,250,000
ECAPS Subordinated Notes
Debt Instrument [Line Items]
Amount outstanding	$ 1,000,000	1,000,000
Weighted average interest rate	6.45%
2055 Subordinated Notes
Debt Instrument [Line Items]
Amount outstanding	$ 750,000	750,000
Weighted average interest rate	6.95%
2056 Subordinated Notes
Debt Instrument [Line Items]
Amount outstanding	$ 500,000	0
Weighted average interest rate	6.50%
2045 Subordinated Notes
Debt Instrument [Line Items]
Amount outstanding	$ 0	$ 500,000
Weighted average interest rate	0.00%